                     HOTCHKIS AND WILEY VARIABLE TRUST LOGO

                           725 SOUTH FIGUEROA STREET
                                   SUITE 4000
                       LOS ANGELES, CALIFORNIA 90017-5400

                                  800-236-4479

                               INVESTMENT ADVISER
                                MERCURY ADVISORS
                           725 SOUTH FIGUEROA STREET
                                   SUITE 4000
                       LOS ANGELES, CALIFORNIA 90017-5400

                                 LEGAL COUNSEL
                           GARDNER, CARTON & DOUGLAS
                             321 NORTH CLARK STREET
                            CHICAGO, ILLINOIS 60610

                            INDEPENDENT ACCOUNTANTS
                           PRICEWATERHOUSECOOPERS LLP
                           100 EAST WISCONSIN AVENUE
                           MILWAUKEE, WISCONSIN 53202

                                  DISTRIBUTOR
                             FAM DISTRIBUTORS, INC.
                                 P.O. BOX 9081
                        PRINCETON, NEW JERSEY 08543-9081

                                 TRANSFER AGENT
                         FINANCIAL DATA SERVICES, INC.
                                 P.O. BOX 41621
                        JACKSONVILLE, FLORIDA 32232-1621

                                   CUSTODIAN
                         BROWN BROTHERS HARRIMAN & CO.
                                40 WATER STREET
                        BOSTON, MASSACHUSETTS 02309-3661

                         THIS MATERIAL MUST BE PRECEDED
                        OR ACCOMPANIED BY A PROSPECTUS.

                                  SEMI-ANNUAL
                                     REPORT

                                 JUNE 30, 2000

                                      LOGO

                     HOTCHKIS AND WILEY VARIABLE TRUST LOGO

                          INTERNATIONAL VIP PORTFOLIO
            -------------------------------------------------------
Seeks current income and long-term growth of income, accompanied by growth of capital. The Fund invests in international stocks.
                      MERCURY ADVISORS: INVESTMENT ADVISER

                        [HOTCHKIS AND WILEY FUNDS LOGO]

DEAR SHAREHOLDER:

We are pleased to present to you the semi-annual report of the Hotchkis and Wiley Variable Trust International VIP Portfolio (the "Fund") for the six-month period ended June 30, 2000.

In the first part of the calendar year 2000, the markets continued to trend strongly towards the new economy stocks. In virtually every developed equity market, the best performance was concentrated in a few sectors and growth stocks dramatically outperformed value stocks. Markets continued to be dominated by the technology, media and telecommunications ("TMT") industries, taking the cue from the phenomenal performance of the new economy-dominated Nasdaq Composite Index in the U.S.

When it appeared that the new investment paradigm had completely vanquished the competition, valuation criteria re-emerged in the investors' lexicon. Investors in the high-flying technology industries turned their attention to earnings and started questioning the growth assumptions that had thus far sustained these stocks. Recent developments expose the fragility of the optimistic assumptions that supported the valuations placed on these "must have" stocks.

Global growth patterns should diverge over the next year. While the U.S. may or may not achieve a soft landing, it is clear that the U.S. Federal Reserve is determined to rein in the economy, election year political considerations notwithstanding. The U.K. is in a similar position as the Bank of England has more work ahead to slow the economy to more sustainable levels. Euroland economies, aided by the considerably weakened euro, have more room to expand. Japan also has considerable spare capacity and the economy is still quite anemic. Globally, the output gap may take longer to close but the recent year's growth has removed much of the spare capacity in the system.

The price difference between the most expensive and the cheapest stocks peaked during this period at a ratio twice as high as the long-term norm. In the last four months, this disparity began correcting, although it remains much higher than the historic average. This divergence still leaves room for relative gains by the previously neglected sectors of the market. Index performance has been so dominated by the large cap, highly rated TMT sector companies that the relative performance prospects for the forgotten sectors are much improved. Even the new economy stocks depend on the willingness of the old economy stocks to continue funding capital expenditures that feed the revenue growth estimates driving these must-have go-go companies. We therefore expect these valuation differentials to retract to more normal levels. We believe interest rates will likely rise for the greater part of this year, and we have modest expectations for general gains in the world stock markets.

The Fund benefited strongly in the market's rotation out of the most expensive stocks, which contributed to the Fund's outperformance compared to the MSCI EAFE Index for the six-month period ended June 30, 2000. Our holdings in the old economy had reached such rock bottom valuations that any general decline in the market had little impact. Further, our insistence on owning stocks with tangible valuation and current yield served us well, as these criteria started to find favor with other market participants. In fact, in overall declining markets, these stocks actually registered positive gains. Market volatility exceeded even the schizophrenic peaks we experienced last year at the height of the Asian crisis. The Fund has taken on a decidedly defensive tilt in the past few months. The Fund continues to invest in stocks with a healthy dividend yield premium over the benchmark: as of June 30, 2000, the investments in the Fund's portfolio had over a 65% yield premium to the MSCI EAFE Index.+

We appreciate your continued support and look forward to serving your investment needs in the months and years ahead.
Sincerely,

/s/ Nancy D. Celick
Nancy D. Celick
President
HOTCHKIS AND WILEY VARIABLE TRUST

+ The dividend yield referred to is that of the securities held in the Fund's portfolio; it is not reflective of the yield distributed to Fund shareholders.

               TOTAL RETURNS FOR THE PERIODS ENDED JUNE 30, 2000*

                                                       Fund       MSCI EAFE
---------------------------------------------------------------------------
Six Months                                              3.30%       -3.95%
---------------------------------------------------------------------------
One Year                                               12.05        17.44
---------------------------------------------------------------------------
Since Inception (6/10/98)                               9.27        12.47(1)
---------------------------------------------------------------------------

(1) Period 6/1/98 through 6/30/00.

 *  Average annual total return for periods greater than one year.

Total returns and average annual total returns for the Fund are net of all charges and fees and assume reinvestment of capital gains distributions and shareholder dividends at net asset value. Insurance related fees and expenses are not reflected in these returns and, if they were, returns would be lower. Please see the prospectus for details. The investment adviser pays annual operating expenses in excess of 1.35% of the Fund's average net assets. Were the investment adviser not to pay such expenses, net returns would be lower. Investment returns and principal will vary so that shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

There are special risk considerations when investing in foreign companies through an international fund, including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity, and the possibility of substantial volatility due to adverse political, economic or other developments.

The Nasdaq Composite Index is an unmanaged index which covers 4,500 stocks traded over-the-counter. It represents many small company stocks, but is heavily influenced by about 100 of the largest Nasdaq stocks. It is a value-weighted index calculated on price change only and does not include income.

The MSCI EAFE Index is an arithmetical average weighted by market value of the performance of over 1,000 non-U.S. companies representing 20 stock markets in Europe, Australia, New Zealand and the Far East.

The indexes do not reflect payment of transaction costs, fees and expenses associated with an investment in the Fund. The Fund's value disciplines may prevent or restrict investment in major stocks in its benchmark index, the MSCI EAFE Index. It is not possible to invest directly in an index.

The opinions expressed in the Shareholder letter are as of June 30, 2000. They are subject to change and any forecasts made cannot be guaranteed. The Fund may not continue to hold any securities mentioned and has no obligation to disclose purchases or sales in these securities.

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                          INTERNATIONAL VIP PORTFOLIO

    COMMON STOCKS -- 95.6%         Shares          Value
------------------------------------------------------------
AUSTRALIA -- 3.7%
------------------------------------------------------------
AIRLINES -- 1.1%
 ............................................................
Qantas Airways Limited             2,051,705    $  4,163,772
------------------------------------------------------------
INSURANCE: MULTI-LINE -- 1.1%
 ............................................................
QBE Insurance Group, Ltd.            804,361       3,946,706
------------------------------------------------------------
REGIONAL BANKS -- 1.5%
 ............................................................
Australia and New Zealand
  Banking Group, Ltd.                728,030       5,599,558
 ..................... ......................     -----------
                                                  13,710,036
Total Australia
------------------------------------------------------------
AUSTRIA -- 0.3%
------------------------------------------------------------
STEEL -- 0.3%
 ............................................................
Boehler -- Uddeholm AG                37,620       1,323,560
 ..................... ......................     -----------
                                                   1,323,560
Total Austria
------------------------------------------------------------
CANADA -- 4.9%
------------------------------------------------------------
INSURANCE: MULTI-LINES -- 4.0%
 ............................................................
Manulife Financial Corporation       416,693       7,340,006
 ............................................................
Sun Life Financial Services of
  Canada #                           445,314       7,498,538
 ..................... ......................     -----------
                                                  14,838,544
------------------------------------------------------------
TELECOMMUNICATIONS -- 0.9%
 ............................................................
BCE Inc.                             134,890       3,195,410
 ..................... ......................     -----------
                                                  18,033,954
Total Canada
------------------------------------------------------------
FINLAND -- 0.8%
------------------------------------------------------------
PAPER -- 0.8%
 ............................................................
UPM-Kymmene OYJ                      114,170       2,845,767
 ..................... ......................     -----------
                                                   2,845,767
Total Finland
------------------------------------------------------------
FRANCE -- 9.5%
------------------------------------------------------------
BEVERAGES -- 1.2%
 ............................................................
Pernod Ricard SA                      81,650       4,461,749
------------------------------------------------------------
CHEMICALS -- 2.1%
 ............................................................
Aventis SA                           105,538       7,735,001
------------------------------------------------------------

                                   Shares          Value
------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES -- 1.3%
 ............................................................
BIC                                  101,806    $  5,006,852
------------------------------------------------------------
OIL -- INTERNATIONAL -- 2.2%
 ............................................................
Total Fina Elf SA                     52,888       8,142,856
------------------------------------------------------------
REGIONAL BANKS -- 2.7%
 ............................................................
BNP Paribas                          101,726       9,830,295
 ..................... ......................     -----------
                                                  35,176,753
Total France
------------------------------------------------------------
GERMANY -- 2.1%
------------------------------------------------------------
CHEMICALS -- 0.4%
 ............................................................
SGL Carbon AG #                       21,233       1,418,790
 ..................... ......................     -----------
                                                   1,418,790
------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 1.3%
 ............................................................
E.On AG                               97,111       4,785,261
------------------------------------------------------------
MONEY CENTER BANKS -- 0.4%
 ............................................................
DePfa Deutsche Pfanbriefbank          15,520       1,569,706
 ..................... ......................     -----------
                                                   7,773,757
Total Germany
------------------------------------------------------------
HONG KONG -- 5.6%
------------------------------------------------------------
BUILDING & CONSTRUCTION -- MISC. -- 0.4%
 ............................................................
New World Development Co.,
  Ltd.                             1,468,000       1,614,832
------------------------------------------------------------
ELECTRIC: MISC. -- 3.0%
 ............................................................
Hong Kong Electric Holdings        1,712,500       5,514,060
 ............................................................
Shandong International Power
  Development Company Limited     38,380,000       5,662,001
 ..................... ......................     -----------
                                                  11,176,061
------------------------------------------------------------
REAL ESTATE -- 2.2%
 ............................................................
Hang Lung Development Company      2,321,000       1,801,348
 ............................................................
Henderson Land Developments        1,430,000       6,292,125
 ..................... ......................     -----------
                                                   8,093,473
 ..................... ......................     -----------
                                                  20,884,366
Total Hong Kong
------------------------------------------------------------

                     See Notes to the Financial Statements

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                          INTERNATIONAL VIP PORTFOLIO

                                   Shares          Value
------------------------------------------------------------
IRELAND -- 3.4%
------------------------------------------------------------
FOODS -- 0.8%
 ............................................................
Greencore Group PLC                1,084,240    $  2,910,432
------------------------------------------------------------
PAPER -- 1.0%
 ............................................................
Jefferson Smurfit Group PLC        2,163,892       3,734,067
------------------------------------------------------------
REGIONAL BANKS -- 1.6%
 ............................................................
Allied Irish Banks PLC               680,672       6,114,367
 ..................... ......................     -----------
                                                  12,758,866
Total Ireland
------------------------------------------------------------
ITALY -- 1.7%
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.7%
 ............................................................
Telecom Italia SPA                   444,600       6,137,705
 ..................... ......................     -----------
                                                   6,137,705
Total Italy
------------------------------------------------------------
JAPAN -- 10.3%
------------------------------------------------------------
LEISURE/TOYS -- 4.9%
 ............................................................
Namco, Inc.                          230,800       8,332,847
 ............................................................
Nintendo Co., Ltd.                    56,100       9,819,696
 ..................... ......................     -----------
                                                  18,152,543
------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES -- 1.6%
 ............................................................
Canon, Inc.                          122,000       6,088,187
------------------------------------------------------------
RETAIL: CONVENIENCE STORE -- 1.6%
 ............................................................
Circle K Japan Company, Ltd.         158,000       5,749,261
------------------------------------------------------------
SMALL LOANS & FINANCE -- 2.2%
 ............................................................
Promise Company, Ltd.                 55,400       4,387,812
 ............................................................
Sanyo Shinpan Finance Co.,
  Ltd.                               109,700       3,898,421
 ..................... ......................     -----------
                                                   8,286,233
 ..................... ......................     -----------
                                                  38,276,224
Total Japan
------------------------------------------------------------
NETHERLANDS -- 9.1%
------------------------------------------------------------
CHEMICALS -- 1.8%
 ............................................................
Akzo Nobel N.V.                      152,270       6,496,036
------------------------------------------------------------
ELECTRONICS -- 2.9%
 ............................................................
Philips Electronics                  230,581      10,920,025
------------------------------------------------------------

                                   Shares          Value
------------------------------------------------------------
INSURANCE -- MULTI-LINE -- 2.0%
 ............................................................
ING Groep N.V.                       109,010    $  7,399,011
------------------------------------------------------------
REGIONAL BANKS -- 1.1%
 ............................................................
ABN AMRO Holding N.V.                166,070       4,085,281
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.3%
 ............................................................
Koninklije KPN N.V.                  104,870       4,710,152
 ..................... ......................     -----------
                                                  33,610,505
Total Netherlands
------------------------------------------------------------
NEW ZEALAND -- 1.7%
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.7%
 ............................................................
Telecom Corporation of New
  Zealand                          1,800,826       6,316,457
 ..................... ......................     -----------
                                                   6,316,457
Total New Zealand
------------------------------------------------------------
NORWAY -- 0.4%
------------------------------------------------------------
ENGINEERING & CONSTRUCTION -- 0.4%
 ............................................................
Kvaerner ASA -- Class A              142,246       1,497,729
 ............................................................
Kvaerner ASA -- Class A Rights
  #                                   72,995          40,991
 ..................... ......................     -----------
                                                   1,538,720
Total Norway
------------------------------------------------------------
PORTUGAL -- 1.3%
------------------------------------------------------------
TELEPHONE -- 1.3%
 ............................................................
Portugal Telecom SA                  431,743       4,867,508
 ..................... ......................     -----------
                                                   4,867,508
Total Portugal
------------------------------------------------------------
SINGAPORE -- 4.1%
------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES -- 1.8%
 ............................................................
Creative Technology, Ltd.            285,457       6,815,286
------------------------------------------------------------
DIVERSIFIED COMPANIES -- 0.7%
 ............................................................
Jardine Matheson Holdings,
  Ltd.                               550,000       2,409,000
------------------------------------------------------------
MONEY CENTER BANKS -- 1.6%
 ............................................................
United Overseas Bank Ltd.            887,928       5,803,115
 ..................... ......................     -----------
                                                  15,027,401
Total Singapore
------------------------------------------------------------

                     See Notes to the Financial Statements

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                          INTERNATIONAL VIP PORTFOLIO

                                   Shares          Value
------------------------------------------------------------
SPAIN -- 3.5%
------------------------------------------------------------
OIL COMP -- INTEGRATED -- 1.7%
 ............................................................
Repsol YPF, S.A.                     313,900    $  6,274,389
------------------------------------------------------------
TELECOMMUNICATIONS -- 1.8%
 ............................................................
Telefonica S.A.                      303,498       6,546,549
 ..................... ......................     -----------
                                                  12,820,938
Total Spain
------------------------------------------------------------
SWEDEN -- 1.2%
------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.2%
 ............................................................
Electrolux AB -- Class B             288,640       4,492,003
 ..................... ......................     -----------
                                                   4,492,003
Total Sweden
------------------------------------------------------------
SWITZERLAND -- 5.4%
------------------------------------------------------------
BUILDING MATERIALS -- 1.7%
 ............................................................
Geberit International AG              18,828       6,310,350
------------------------------------------------------------
MACHINERY & EQUIPMENT -- 2.1%
 ............................................................
Saurer AG "registered"                 7,146       4,473,666
 ............................................................
Sulzer AG "registered" #               4,707       3,140,702
 ..................... ......................     -----------
                                                   7,614,368
------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 1.6%
 ............................................................
Novartis AG "registered"               3,727       5,922,494
 ..................... ......................     -----------
                                                  19,847,212
Total Switzerland
------------------------------------------------------------
UNITED KINGDOM -- 26.6%
------------------------------------------------------------
AEROSPACE/DEFENSE -- 2.0%
 ............................................................
BAE Systems PLC                    1,182,940       7,378,823
------------------------------------------------------------
AIRLINES -- 2.0%
 ............................................................
BAA PLC                              942,390       7,561,948
------------------------------------------------------------
AUTO -- 0.6%
 ............................................................
Lex Service PLC                      443,570       2,239,676
------------------------------------------------------------
BEVERAGES -- 1.5%
 ............................................................
Allied Domecq PLC                  1,019,210       5,400,810
------------------------------------------------------------
BUILDING MATERIALS -- 1.7%
 ............................................................
Hanson PLC                           897,890       6,348,443
------------------------------------------------------------

                                   Shares          Value
------------------------------------------------------------
DIVERSIFIED COMPANIES -- 5.7%
 ............................................................
Cookson Group PLC                  1,233,760    $  4,118,760
 ............................................................
TI Group PLC                         796,250       4,339,894
 ............................................................
Tomkins PLC                        2,043,980       6,645,643
 ............................................................
Williams PLC                       1,023,895       5,968,199
 ..................... ......................     -----------
                                                  21,072,496
------------------------------------------------------------
FOODS -- 2.8%
 ............................................................
Tesco PLC                          1,515,350       4,714,677
 ............................................................
Unilever PLC                         933,030       5,650,447
 ..................... ......................     -----------
                                                  10,365,124
------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.1%
 ............................................................
Reckitt Benckiser PLC                382,519       4,285,603
------------------------------------------------------------
INSURANCE: MULTI-LINE -- 2.9%
 ............................................................
Allied Zurich AG PLC                 422,705       5,001,423
 ............................................................
CGU PLC                              335,120       5,581,105
 ..................... ......................     -----------
                                                  10,582,528
------------------------------------------------------------
PUBLISHING -- 2.8%
 ............................................................
Reed International PLC               713,530       6,211,654
 ............................................................
United News & Media PLC              284,128       4,086,625
 ..................... ......................     -----------
                                                  10,298,279
------------------------------------------------------------
REGIONAL BANKS -- 1.7%
 ............................................................
Lloyds TSB Group PLC                 388,503       3,670,339
 ............................................................
Royal Bank of Scotland Group
  PLC                                164,597       2,756,162
 ..................... ......................     -----------
                                                   6,426,501
------------------------------------------------------------
TELECOMMUNICATIONS -- 0.9%
 ............................................................
British Telecommunications PLC       246,128       3,182,336
------------------------------------------------------------
TOBACCO -- 0.9%
 ............................................................
B.A.T. Industries PLC                475,992       3,178,084
 ..................... ......................     -----------
                                                  98,320,651
Total United Kingdom
 ..................... ......................     -----------
                                                 353,762,383
Total common stocks (cost $320,593,547)
------------------------------------------------------------

                     See Notes to the Financial Statements

              SCHEDULE OF INVESTMENTS -- JUNE 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
                          INTERNATIONAL VIP PORTFOLIO

                                   Shares          Value
------------------------------------------------------------
PREFERRED STOCKS -- 0.4%
------------------------------------------------------------
GERMANY -- 0.4%
------------------------------------------------------------
BUILDING MATERIALS -- 0.4%
 ............................................................
Dyckerhoff AG                         56,835    $  1,443,896
 ..................... ......................     -----------
                                                   1,443,896
Total Germany
 ..................... ......................     -----------
Total preferred stocks (cost                       1,443,896
  $1,988,223)
------------------------------------------------------------

       CERTIFICATES OF            Principal
       DEPOSIT -- 4.6%             Amount          Value
------------------------------------------------------------
Brown Brothers Call Deposit,
  5.5000%                        $17,085,362      17,085,362
 ............................................................
Total certificates of deposit
  (cost $17,085,362)                              17,085,362
------------------------------------------------------------
Total investments -- 100.6%
  (cost $339,667,132)                            372,291,641
 ............................................................
Liabilities in excess of other
  assets -- (0.6)%                                (2,272,937)
 ..................... ......................     -----------
                                                $370,018,704
Total net assets -- 100.0%
------------------------------------------------------------

# -- Non-income producing security.

                     See Notes to the Financial Statements

                      STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                June 30, 2000
                INTERNATIONAL VIP PORTFOLIO                      (Unaudited)
-------------------------------------------------------------------------------
ASSETS:
  Investments, at value*....................................    $372,291,641
  Foreign currency**........................................       4,120,876
  Dividends and interest receivable.........................       1,212,731
  Receivable for investments sold...........................       7,391,097
  Receivable for Fund shares sold...........................       1,376,045
  Organizational expenses, net of accumulated
    amortization............................................          10,883
  Prepaid expenses..........................................           2,957
                                                                ------------
      Total assets..........................................     386,406,230
                                                                ------------
LIABILITIES:
  Payable to Adviser........................................         223,930
  Payable to custodian......................................         339,405
  Payable for investments purchased.........................      15,598,282
  Payable for Fund shares repurchased.......................          23,950
  Accrued expenses and other liabilities....................         201,959
                                                                ------------
      Total liabilities.....................................      16,387,526
                                                                ------------
      Net assets............................................    $370,018,704
                                                                ============
NET ASSETS CONSIST OF:
  Paid in capital...........................................    $326,576,485
  Undistributed net investment income.......................       6,096,941
  Undistributed net realized gain on securities and foreign
    currency transactions...................................       4,707,893
  Net unrealized appreciation of securities and foreign
    currency................................................      32,637,385
                                                                ------------
      Net assets............................................    $370,018,704
                                                                ============
CALCULATION OF NET ASSET VALUE PER SHARE:
  Shares outstanding (unlimited shares of no par value
    authorized).............................................      31,104,844
  Net asset value per share (offering and redemption
    price)..................................................    $      11.90
                                                                ============
*Cost of Investments........................................    $339,667,132
                                                                ============
**Cost of Foreign currency..................................    $  4,086,648
                                                                ============

                     See Notes to the Financial Statements

                            STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                              Six Months Ended
                                                               June 30, 2000
                INTERNATIONAL VIP PORTFOLIO                     (Unaudited)
------------------------------------------------------------------------------
INVESTMENT INCOME:
  Income*
    Dividends...............................................    $ 5,137,773
    Interest................................................        315,612
                                                                -----------
        Total income........................................      5,453,385
                                                                -----------
  Expenses
    Advisory fee............................................      1,211,104
    Legal and auditing fees.................................         52,176
    Custodian fees and expenses.............................        229,243
    Accounting and transfer agent fees and expenses.........         43,180
    Administration fee......................................         44,529
    Trustees' fees and expenses.............................         30,052
    Reports to shareholders.................................         25,871
    Registration fees.......................................         11,100
    Amortization of organizational expenses.................          1,826
    Other expenses..........................................          7,407
                                                                -----------
        Total expenses......................................      1,656,488
                                                                -----------
    Net investment income...................................      3,796,897
                                                                -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on securities and foreign currency
     transactions...........................................      4,166,786
    Net change in unrealized appreciation of securities and
     foreign currency.......................................      6,474,870
                                                                -----------
  Net gain on investments...................................     10,641,656
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $14,438,553
                                                                ===========

*Net of Foreign Taxes Withheld..............................    $   650,381
                                                                ===========

                     See Notes to the Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              Six Months Ended
                                                               June 30, 2000        Year Ended
INTERNATIONAL VIP PORTFOLIO                                     (Unaudited)      December 31, 1999
--------------------------------------------------------------------------------------------------
OPERATIONS:
    Net investment income...................................    $  3,796,897       $   3,656,525
    Net realized gain on securities and foreign currency
      transactions..........................................       4,166,786           4,289,725
    Net change in unrealized appreciation of securities and
      foreign currency......................................       6,474,870          28,388,537
                                                                ------------       -------------
        Net increase in net assets resulting from
          operations........................................      14,438,553          36,334,787
                                                                ------------       -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income...................................              --          (1,524,275)
                                                                ------------       -------------
FUND SHARE TRANSACTIONS:
    Net proceeds from shares sold...........................     130,794,895         114,485,146
    Shares issued in connection with payment of dividends
      and distributions.....................................              --           1,524,275
    Cost of shares redeemed.................................     (60,048,607)       (155,121,028)
                                                                ------------       -------------
        Net increase (decrease) in assets resulting from
          Fund share transactions...........................      70,746,288         (39,111,607)
                                                                ------------       -------------
Total increase (decrease) in net assets.....................      85,184,841          (4,301,095)
NET ASSETS:
    Beginning of period.....................................     284,833,863         289,134,958
                                                                ------------       -------------
    End of period*..........................................    $370,018,704       $ 284,833,863
                                                                ============       =============
*Including undistributed net investment income of:..........    $  6,096,941       $   3,197,003
                                                                ============       =============
CHANGES IN SHARES OUTSTANDING:
    Shares sold.............................................      11,598,118          10,476,787
    Shares issued in connection with payment of dividends
      and distributions.....................................              --             136,340
    Shares redeemed.........................................      (5,227,754)        (16,258,425)
                                                                ------------       -------------
        Net increase (decrease).............................       6,370,364          (5,645,298)
                                                                ============       =============

                     See Notes to the Financial Statements

                       NOTES TO THE FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

JUNE 30, 2000 (UNAUDITED)

NOTE 1.
ACCOUNTING POLICIES. The International VIP Portfolio (the "Fund") is a series of Hotchkis and Wiley Variable Trust (the "Trust"), an open-end, management investment company organized as a Massachusetts business trust on February 4, 1997 and registered under the Investment Company Act of 1940. The Fund commenced operations on June 10, 1998. The Fund seeks current income and long-term growth of income, accompanied by growth of capital. Shares of the Fund are not offered to the general public but may only be purchased by the separate accounts of participating insurance companies for the purpose of funding variable annuity contracts and/or variable life insurance contracts. In addition to the Fund, the Trust offers the Equity Income VIP Portfolio, the Low Duration VIP Portfolio and the Total Return Bond VIP Portfolio (collectively, the "Funds"). The assets of each series are invested in separate, independently managed portfolios. The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

ORGANIZATIONAL EXPENSES: Expenses incurred by the Trust in connection with the organization, registration and the initial public offering of shares are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Trust's commencement of operations. The proceeds of any redemption of the initial shares by the original shareholder will be reduced by a pro-rata portion of any then unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

SECURITY VALUATION: Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market ("NSM") are valued at the last sale price as of 4:00 p.m., Eastern Time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange or NSM. Unlisted securities that are not included in NSM are valued at the average of the quoted bid and asked price in the over-the-counter market. Securities for which market quotations are not otherwise available are valued at fair value as determined in good faith by Mercury Advisors (the "Adviser"), formerly Hotchkis and Wiley, under procedures established by the Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value), if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation.

FOREIGN CURRENCY TRANSLATIONS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate and treat as ordinary income that portion of the results of operations arising as a result of changes in the exchange rate from the fluctuations arising from changes in the market prices of securities held during the period. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the effect of changes in foreign exchange rates arising from trade date and settlement date differences.

FORWARD CURRENCY EXCHANGE CONTRACTS: The Fund utilizes forward currency exchange contracts for the purpose of hedging foreign currency risk. Under these contracts, the Fund is obligated to exchange currencies at specific future dates. Risks arise from the possible inability of counter-parties to meet the terms of their contracts and from movements in currency values.

FEDERAL INCOME TAXES: It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

EXPENSE ALLOCATION: Common expenses incurred by the Trust are allocated among the Funds based upon (i) relative average net assets, (ii) as incurred on a specific identification basis, or (iii) evenly among the Funds, depending on the nature of the expenditure.

USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually.

OTHER: Security and shareholder transactions are recorded on trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and dividends and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified within the capital accounts.

NOTE 2.
INVESTMENT ADVISORY AGREEMENTS. The Fund has an investment advisory agreement with the Adviser, with which certain officers and Trustees of the Trust are affiliated. The Adviser is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. The Adviser receives a fee, computed daily and payable monthly, at the annual rate of 0.75% as applied to the Fund's daily net assets. The Adviser has contractually agreed to pay all operating expenses in excess of 1.35% as applied to the Fund's daily net assets through April 30, 2001.

The Adviser has entered into subadvisory agreements with Merrill Lynch Investment Managers International Limited and Merrill Lynch Asset Management U.K. Limited, affiliated investment advisers that are indirect subsidiaries of Merrill Lynch & Co., Inc. The subadvisory arrangements are for investment research, recommendations, and other investment-related services to be provided to the Fund. There is no increase in the aggregate fees paid by the Fund for these services.

The Fund paid $23,827 in commissions on Fund transactions with an affiliated broker during the six months ended June 30, 2000.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Trustees of the Trust has adopted procedures which allow the Fund, under certain conditions described in the Rule, to acquire newly-issued securities from a member of an underwriting group in which an affiliated underwriter participates.

NOTE 3.
CREDIT FACILITY. Effective December 3, 1999, the Trust entered into a one year Credit Agreement with a syndicate of bank lenders led by Bank of America intended to provide the Fund with a source of cash to be used to meet redemption requests from Fund shareholders. The Trust together with certain other open-end investment companies advised by Merrill Lynch Investment Managers, L.P. and/or its affiliates may borrow in the aggregate up to $1,000,000,000, except that in no event may the borrowing by the Fund or any participating fund be in excess of that permitted by its prospectus and Statement of Additional Information or by applicable law. The Fund had no borrowings under the Credit Agreement for the six months ended June 30, 2000.

NOTE 4.
SECURITIES TRANSACTIONS. Purchases and sales of investment securities, other than short-term investments, for the six months ended June 30, 2000, were $127,648,105 and $52,657,136, respectively.

As of June 30, 2000, unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                                                                                 Appreciated   Depreciated
                            Fund                              Net Appreciation   Securities     Securities
-----------------------------------------------------------------------------------------------------------
International VIP Portfolio.................................    $32,637,385      $59,643,146   $(27,005,761)

At June 30, 2000, the cost of investments for federal income tax purposes was $339,667,120. Any differences between book and tax are due primarily to wash sale losses and mark-to-market adjustments for passive foreign investment companies.

At June 30, 2000, the Fund deferred, on a tax basis, post-October losses of $1,291,782. This amount may be used to offset future capital gains.

NOTE 5.
RESTRUCTURING. The Board of Trustees has approved, effective on or about October 5, 2000, a change in the name of the Fund to Mercury HW International Value VIP Portfolio.

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                           Six Months Ended                          June 10, 1998*
                                                            June 30, 2000        Year Ended             through
               INTERNATIONAL VIP PORTFOLIO                   (Unaudited)      December 31, 1999    December 31, 1998
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.....................    $      11.52       $       9.52          $      10.00
                                                             ------------       ------------          ------------
  Income from Investment Operations:
    Net investment income................................            0.07               0.15                  0.04
    Net realized and unrealized gain (loss) on
      investments........................................            0.31               1.91                 (0.48)
                                                             ------------       ------------          ------------
    Total from investment operations.....................            0.38               2.06                 (0.44)
                                                             ------------       ------------          ------------
  Less Distributions:
    Dividends (from net investment income)...............              --              (0.06)                (0.04)
                                                             ------------       ------------          ------------
Net Asset Value, End of Period...........................    $      11.90       $      11.52          $       9.52
                                                             ============       ============          ============
Total Return.............................................            3.30%(1)          21.68%                (4.38)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period................................    $370,018,704       $284,833,863          $289,134,958
Ratio of expenses to average net assets..................            1.02%(2)           1.01%                 1.05%(2)
Ratio of net investment income to average net assets.....            2.35%(2)           1.63%                 1.09%(2)
Portfolio turnover rate..................................              17%(1)             71%                   24%(1)

 * Commencement of operations.
(1) Not annualized.
(2) Annualized.

                     See Notes to the Financial Statements